Equipment Notes Receivable	12 Months Ended
Dec. 31, 2014
Equipment Notes Receivable
6. Equipment Notes Receivable

Medical Equipment

On June 28, 2013, the Partnership entered into a $150,000 promissory note to finance the purchase of medical equipment located in Tennessee. The promissory note is repaid through 36 monthly installments of principal and interest of $5,100. The promissory note is secured by the medical equipment and other personal property located at the borrowers principal place of business. The promissory note is guaranteed personally by the officer of the borrower who will make all required note payments if the borrower is unable to perform under the promissory note. For the years ended December 31, 2014 and 2013, the medical equipment note earned interest income of $14,991and $9,988, respectively.

Mineral Processing Equipment

On September 27, 2013, the Partnership entered into a loan facility to provide financing up to a maximum borrowing of $3,000,000. The borrower is a Florida based company that builds, refurbishes and services mineral refining and mining equipment in the United States, Central and South America. The loan facility was secured by equipment that refines precious metals and other minerals. The Partnership advanced $2,500,000 to the borrower  during September 2013. The loan facility required 48 monthly payments of principal and interest of $68,718 (revised from original payment of $69,577 upon second funding discussed below) and a balloon payment of $500,000 in September 2017. The loan facility was scheduled to mature in September 2017. On May 9, 2014, the Partnership  made a second funding of $500,000 to the borrower under the above agreement. The loan facility required 41 monthly payments of principal and interest of $15,764 and matures in September 2017. The borrower’s obligations under the loan facility were also personally guaranteed by its majority shareholders.

On December 22, 2014, the outstanding principal of $2,537,822 and accrued interest of $204,721 of this note receivable was restructured into a new note receivable of $2,883,347. The new loan facility is secured by equipment that refines precious metals and other minerals and is guaranteed by the majority shareholders of the Florida based company referred to above. The new loan facility requires 48 monthly payments of principal and interest of $79,255 commencing on February 24, 2015 and a balloon payment of $500,000 in January 2019. The loan facility is scheduled to mature in September 2017. In connection with above restructured note, on December 22, 2014, the Partnership entered into a $200,000 promissory note with the same borrower. The promissory note requires five annual payments of $150,000 commencing on January 25, 2019 and matures in January 2023. As of December 31, 2014, the Partnership advanced $100,000. In January 2015, the Partnership advanced the remaining $100,000. For the years ended December 31, 2014 and 2013, the mineral processing equipment note earned $485,472 and $126,292 of interest income, respectively Based on a third party appraisal of the collateral value of the equipment, the Investment Manager believes that there is sufficient collateral value to cover the outstanding balance of the restructured note receivable and the promissory note.

Manufacturing Equipment

On October 15, 2013, the Partnership entered into a $300,000 loan facility with a New Jersey based manufacturer and assembler of various consumer products. The loan is secured by manufacturing equipment owned by the borrower. The loan facility is scheduled to be repaid in 29 equal monthly installments of $12,834. For the years ended December 31, 2014 and 2013, the manufacturing equipment note earned interest income of $39,823 and $10,807, respectively. The borrower’s obligations under the loan facility are also personally guaranteed by its majority shareholder. On December 8, 2014, the borrower went into default and the balance of the loan was accelerated.  Local counsel has been retained to exercise all available legal remedies. On February 12, 2015, a civil action was filed in New Jersey against the borrower and guarantor to recover all amounts outstanding under the note receivable relating to manufacturing equipment. The Investment Manager did not record an asset impairment based on the collateral value of the equipment, the value of the plant as a going concern, and the personal and corporate guarantees behind the transaction.

Brake Manufacturing Equipment

On May 2, 2014, the Partnership purchased a promissory note secured by brake manufacturing equipment with an aggregate principal amount of $432,000. The promissory note requires quarterly payments of $34,786, accrues interest at 12.5% per annum and matures in January 2018. For the year ended December 31, 2014, the equipment note earned interest income of $32,865.

Medical Equipment

On December 19, 2014, the Partnership entered into a $667,629 promissory note to finance the purchase of medical equipment located in Texas. The promissory note will be paid through 60 monthly installments of principal and interest of $15,300. The promissory note is secured by a first priority security interest in the medical equipment and other personal property located at the borrowers principal place of business. For the year ended December 31, 2014, the medical equipment note earned interest income of $1,997.

The future principal maturities of the Partnership’s equipment notes receivable at December 31, 2014 are as follows:

Years ending December 31,
2015	$972,091
2016	770,550
2017	874,689
2018	953,115
2019	748,287
Total	$4,318,732

SQN AIF IV, GP LLC [Member]
Equipment Notes Receivable

6. Equipment Notes Receivable

Medical Equipment

On June 28, 2013, the Fund entered into a $150,000 promissory note to finance the purchase of medical equipment located in Tennessee. The promissory note is repaid through 36 monthly installments of principal and interest of $5,100. The promissory note is secured by the medical equipment and other personal property located at the borrowers principal place of business. The promissory note is guaranteed personally by the officer of the borrower who will make all required note payments if the borrower is unable to perform under the promissory note. For the years ended December 31, 2014 and 2013, the medical equipment note earned interest income of $14,991and $9,988, respectively.

Mineral Processing Equipment

On September 27, 2013, the Fund entered into a loan facility to provide financing up to a maximum borrowing of $3,000,000. The borrower is a Florida based company that builds, refurbishes and services mineral refining and mining equipment in the United States, Central and South America. The loan facility was secured by equipment that refines precious metals and other minerals. The Fund advanced $2,500,000 to the borrower during September 2013. The loan facility required 48 monthly payments of principal and interest of $68,718 (revised from original payment of $69,577 upon second funding discussed below) and a balloon payment of $500,000 in September 2017. The loan facility was scheduled to mature in September 2017. On May 9, 2014, the Fund made a second funding of $500,000 to the borrower under the above agreement. The loan facility required 41 monthly payments of principal and interest of $15,764 and matures in September 2017. The borrower’s obligations under the loan facility were also personally guaranteed by its majority shareholders.

On December 22, 2014, the outstanding principal of $2,537,822 and accrued interest of $204,721 of this note receivable was restructured into a new note receivable of $2,883,347. The new loan facility is secured by equipment that refines precious metals and other minerals and is guaranteed by the majority shareholders of the Florida based company referred to above. The new loan facility requires 48 monthly payments of principal and interest of $79,255 commencing on February 24, 2015 and a balloon payment of $500,000 in January 2019. The loan facility is scheduled to mature in September 2017. In connection with above restructured note, on December 22, 2014, the Fund entered into a $200,000 promissory note with the same borrower. The promissory note requires five annual payments of $150,000 commencing on January 25, 2019 and matures in January 2023. As of December 31, 2014, the Fund advanced $100,000. In January 2015, the Fund advanced the remaining $100,000. For the years ended December 31, 2014 and 2013, the mineral processing equipment note earned $485,472 and $126,292 of interest income, respectively Based on a third party appraisal of the collateral value of the equipment, the Investment Manager believes that there is sufficient collateral value to cover the outstanding balance of the restructured note receivable and the promissory note.

Manufacturing Equipment

On October 15, 2013, the Fund entered into a $300,000 loan facility with a New Jersey based manufacturer and assembler of various consumer products. The loan is secured by manufacturing equipment owned by the borrower. The loan facility is scheduled to be repaid in 29 equal monthly installments of $12,834. For the years ended December 31, 2014 and 2013, the manufacturing equipment note earned interest income of $39,823 and $10,807, respectively. The borrower’s obligations under the loan facility are also personally guaranteed by its majority shareholder. On December 8, 2014, the borrower went into default and the balance of the loan was accelerated. Local counsel has been retained to exercise all available legal remedies. On February 12, 2015, a civil action was filed in New Jersey against the borrower and guarantor to recover all amounts outstanding under the note receivable relating to manufacturing equipment. The Investment Manager did not record an asset impairment based on the collateral value of the equipment, the value of the plant as a going concern, and the personal and corporate guarantees behind the transaction.

Brake Manufacturing Equipment

On May 2, 2014, the Fund purchased a promissory note secured by brake manufacturing equipment with an aggregate principal amount of $432,000. The promissory note requires quarterly payments of $34,786, accrues interest at 12.5% per annum and matures in January 2018. For the year ended December 31, 2014, the equipment note earned interest income of $32,865.

Medical Equipment

On December 19, 2014, the Fund entered into a $667,629 promissory note to finance the purchase of medical equipment located in Texas. The promissory note will be paid through 60 monthly installments of principal and interest of $15,300. The promissory note is secured by a first priority security interest in the medical equipment and other personal property located at the borrowers principal place of business. For the year ended December 31, 2014, the medical equipment note earned interest income of $1,997.

The future principal maturities of the Fund’s equipment notes receivable at December 31, 2014 are as follows:

Years ending December 31,
2015	$972,091
2016	770,550
2017	874,689
2018	935,115
2019	748,287
Total	$4,318,732